Note 24 - Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
24.           Subsequent event

On February 10, 2015, the Company’s Board of Directors approved a plan, in principle, to separate the Company into two independent public companies – Colliers International, comprised of the Commercial Real Estate Services segment, and FirstService, comprised of the Residential Real Estate Services and Property Services segments. The proposed spin-off will be implemented through a court-approved Plan of Arrangement, and is subject to final approval from the Board of Directors.  The Plan of Arrangement will also be subject to regulatory, court and shareholder approvals.